Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Class A common stock, subject to possible redemption, shares	34,693,585	33,657,472
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	10,350,000
Common Class A
Class A common stock, subject to possible redemption, shares	34,693,585	33,657,472
Class A Common stock, Subject to possible redemption, per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	6,706,415	7,742,528
Common stock, shares outstanding	6,706,415	7,742,528
Common Class B
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000